Bank overdrafts, bonds and bank loans - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of bank overdraft bonds and bank loans [line items]
Carrying amount of bank loans	£ 993.4	£ 272.1
Corporate bond [member]
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds	£ 5,816.5	£ 6,101.4